Drexel Hamilton Centre Global Equity Fund
SUMMARY OF DREXEL HAMILTON CENTRE GLOBAL EQUITY FUND
INVESTMENT OBJECTIVE
The Drexel Hamilton Centre Global Equity Fund (the “Fund”) seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Drexel Hamilton Centre Global Equity Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price	none
Redemption Fee (as a percentage of amount redeemed; charged upon any redemption of shares within 90 days of the issuance of such shares)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Drexel Hamilton Centre Global Equity Fund
Management Fees		1.00%
Distribution and/or Services (12b-1) Fees		none
Other Expenses		2.04%
Total Annual Fund Operating Expenses (before fee waiver and/or expense reimbursements)		3.04%
Fee Waiver and/or Expense Reimbursement	[1]	(1.79%)
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)		1.25%
[1]	The Adviser has entered into a written expense limitation agreement under which it has agreed to limit through January 31, 2014 the total operating expenses of the Fund (including (but not limited to) investment advisory fees, but excluding interest, taxes, litigation, brokerage, other expenditures which are capitalized in accordance with generally accepted accounting principles and extraordinary expenses) to 1.25% of the average daily net assets of the Fund. The expense limitation agreement may be terminated by the Adviser or the Trust, with respect to the Fund, at any time and without payment of penalty, provided that the terminating party provides 90 days prior written notice of such termination to the other party, and such termination will not be effective before January 31, 2014 (unless otherwise specifically agreed upon). In addition, any termination sought by the Trust must be authorized by resolution of a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the Trust or by vote of a majority of the outstanding shares of the Fund. The Adviser may recoup any waived amount, including organizational fees, from the Fund pursuant to this agreement in the first, second and third fiscal years following the fiscal year in which any such reimbursement or waiver occurs, if the total annual operating expenses for the applicable following year, after giving effect to the repayment, do not exceed the expense limitation in effect at the time the waiver or reimbursement is made (or any lower expense limitation or limitations to which the parties may otherwise agree).

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the expense limitation agreement may not remain in effect after January 31, 2014. If the expense limitation agreement is not renewed, the Fund’s expenses will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Drexel Hamilton Centre Global Equity Fund	127	770	1,438	3,225

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 87% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is a diversified fund that normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization U.S. and foreign (non-U.S.) companies located throughout the world. U.S. companies, for this purpose, consist of those companies that (i) are incorporated in the U.S. and (ii) list their common stock on and principally trade on the NYSE (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market, or the NASDAQ Capital Market. Generally, more than 50% of the Fund’s net assets, plus borrowings for investment purposes, may be invested in non-U.S. companies. The 80% portion of the Fund’s portfolio may consist of investments in companies that are members of the MSCI All Country World Index or possess similar market capitalization (greater than $3.0 billion) and trading volume attributes. The remaining 20% of the Fund’s net assets, plus borrowings for investment purposes, may include small-cap and mid-cap companies with market capitalizations of less than $3.0 billion, preferred stock, ETFs, and other securities noted below.

In selecting investments for the Fund, the Sub-Adviser utilizes a “bottom-up” fundamental stock selection process that the Sub-Adviser believes yields a more accurate picture of a company’s intrinsic value. The Sub-Adviser analyzes a variety of factors when selecting investments for the Fund such as, a company’s operations, risk profile, growth expectations and valuation of its securities. The Sub-Adviser utilizes a disciplined, Economic Value Added (EVA)TM (a trademark of EVA Dimension, LLC) framework to select investments. The framework focuses on the fundamentals of wealth creation and wealth destruction similar to the way a traditional, long-term focused corporate financier looking at all aspects of the business would assess a company’s value. In the shorter-term, markets often undervalue or overvalue a company’s ability to create or destroy wealth. The framework seeks to identify and exploit these investment opportunities. The approach is designed to capture excess returns when the market price of a stock converges toward the Sub-Adviser’s target price.

In determining whether a particular company or security may be a suitable investment for the Fund, the Sub-Adviser may focus on any number of different attributes that may include, without limitation: the company’s ability to generate a favorable returns in light of current growth prospects, market position and expertise, brand value, pricing power, measures of financial strength (e.g., strong balance sheet), profit margin changes, return on capital improvement, sustainability of revenue growth, ability to generate cash flow, strong management, commitment to shareholders interests, dividends or current income, market share gains, innovation and reinvestment, corporate governance and other indications that a company or a security may be an attractive investment. Lastly, the Sub-Adviser integrates security selection with appropriate stock position sizing (determining the appropriate percentage of the Fund’s assets to commit to a particular investment) in order to maximize return relative to risk.

The Fund’s portfolio may consist of common stocks, preferred stocks, depositary receipts, cash, REITs, and certain derivative products and investment company securities. The Fund’s common stock investments may consist of exchange-listed equities from companies across various industry sectors and market capitalizations. The Fund may invest in preferred stocks when the attributes of a particular company’s preferred stock is superior, in terms of total return (dividends plus capital appreciation), to the common shares of the same company. The Fund may generally maintain a fully-invested posture. As such, cash will be held to a minimum. Further, while the Fund may generally hold less than 2% of its portfolio in cash, significant client inflows may temporarily increase cash positions.

The Fund may also purchase or sell exchange-traded derivative products, such as exchange-traded futures and options (especially futures and options on major indexes like the S&P 500 Index), that are fully collateralized by cash or securities, from time to time for temporary cash management or investment transition purposes. For example, the Sub-Adviser might invest in S&P 500 Index futures to increase the Fund’s overall market exposure following cash inflows from new investments in the Fund. The Fund may also utilize exchange-traded futures and options to hedge the risks of existing stock positions in the Fund’s portfolio, including risks related to the Fund’s exposure to foreign currencies. The notional value of the Fund’s aggregate investments in futures and other derivatives will be limited so as not exceed the net asset value of the Fund, after taking into account existing stock investments. The Fund will not use derivatives explicitly to obtain leverage for the Fund but, derivatives, such as exchange-traded futures and options, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. The Fund may invest in other investment companies including closed-end funds and ETFs, although these investments will be limited to no more than 10% of the Fund’s net assets.

The Fund may invest a substantial portion of its net assets in emerging market securities as well as engage in transactions in foreign currencies. There is no limit on the amount of the Fund’s portfolio which may be invested in emerging market securities.

The Sub-Adviser may sell or reduce the Fund’s position in a security when the facts or analysis surrounding the reason to originally put the security in the Fund’s portfolio have changed. The Fund may engage in frequent or active trading depending on market conditions, resulting in a high portfolio turnover rate. A high portfolio turnover rate may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Common Stock Risk. The value of common stocks held by the Fund might decrease in response to the activities of a single company or in response to general market or economic conditions. If this occurs, the value of the Fund may also decrease.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions. In a declining stock market, prices for all companies (including those in the Fund’s portfolio) may decline regardless of their long-term prospects. The Fund’s performance per share will change daily in response to such factors.

Foreign Securities Risk. The Fund will invest in foreign securities, which involve investment risks different from those associated with domestic securities. Foreign markets, particularly emerging markets, may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle.

Emerging Market Risk. The Fund will invest in foreign securities in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities. The Fund is not limited in the amount of assets that it may invest into emerging market securities; therefore, the Fund is at a greater risk of loss due to the risks of investing in emerging market countries if the Fund invests a significant portion of its assets in such countries.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.

Currency Risk. Currency risk is the chance that changes in currency exchange rates will negatively affect securities denominated in, and/or companies receiving revenues in, foreign currencies. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from a portfolio’s investment in securities denominated in a foreign currency or may widen existing losses. Currency gains and losses could occur regardless of the performance of the underlying investment.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may more heavily invest will vary.

Portfolio Turnover Risk. The manager will sell portfolio securities when it is in the interests of the Fund and its shareholders to do so. Tax consequences are considered; however, the decision to sell a security is first and foremost an investment-driven one. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Investment Adviser Risk. The Adviser’s implementation of the Fund’s strategy may fail to produce the intended results. The Sub-Adviser’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. Investors in the Fund bear the risk that neither the Adviser nor the Sub-Adviser has had previous direct experience managing an investment company registered under the 1940 Act, which may limit their effectiveness. The experience of the portfolio managers is discussed in “Management of the Fund – Investment Adviser.”

Political/Economic Risk. Changes in economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund’s investments.

General Uncertainty Concerning Future Regulatory Changes. Regulatory changes may be imposed on the financial markets that could significantly restrict or affect the Adviser’s ability to access financial markets. Any such regulations may impair the liquidity of the investments made by the Fund.
PERFORMANCE INFORMATION
No performance information is available for the Fund because it has not been in operation for a full calendar year.